Trade payables and other current liabilities - Disclosure of Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Tax liabilities	€ 358	€ 258
Payroll tax and other payroll liabilities	6,237	4,820
Other payables	260	199
Other current liabilities	€ 6,855	€ 5,277